Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (20,533)	$ (18,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	160	192
Amortization of debt discount	863
Stock-based compensation	955	1,655
Amortization of prepaid interest		912
Net loss on extinguishment of debt	3,345
Gain on debt restructuring		(5,824)
Gain on sale of equipment	(9)
Changes in:
Prepaid expenses and other current assets	302	90
Accounts payable	997	2,433
Collaboration and device development payable	(510)	(343)
Accrued expenses	(276)	(2,995)
Deferred revenue - current	(686)	884
Deferred revenue - non-current	(407)	407
Other liabilities	18	(10)
Net cash used in operating activities	(15,781)	(21,045)
Cash flows from investing activities:
Cash acquired in CVie acquisition	223
Purchase of marketable securities	(13,959)
Proceeds from sale of property and equipment	9
Purchase of property and equipment		(24)
Net cash used in investing activities	(13,727)	(24)
Cash flows from financing activities:
Proceeds from Issuance of Private Placement	32,893	14,860
Proceeds from loan payable, net of expenses	6,160	3,900
Repayment of loan payable	(160)
Proceeds from convertible note payable	1,500
Repayment of convertible note payable	(1,500)
Payment for taxes related to net share settlements of restricted stock units	(155)
Proceeds from ATM Program, net of expenses		1,036
Principal payments on debt restructuring		(2,500)
Net cash provided by financing activities	38,738	17,296
Effect of exchange rates on cash	88
Net increase/(decrease) in cash, cash equivalents and restricted cash	9,318	(3,773)
Cash, cash equivalents and restricted cash - beginning of year	2,040	5,813
Cash, cash equivalents and restricted cash - end of year	11,358	2,040
Supplementary disclosure of cash flows information:
Interest paid	$ 288	$ 1,088